Loans Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Loans Receivable

NOTE 4 - LOANS RECEIVABLE

At March 31, 2020 and December 31, 2019, the Company’s loans receivable consists of the following:

	March 31, 2020	December 31, 2019
Loans receivable, net	$128,587	$137,389
Less: current portion	(38,468)	(38,712)
Loans receivable, non-current	$90,119	$98,677

Loans receivable includes loans to franchisees and a former franchisee totaling, in the aggregate, $128,587 and $137,389, net of reserves for uncollectible loans of $55,000 at March 31, 2020 and December 31, 2019, respectively. The loans have original terms ranging up to 10 years, earn interest at rates ranging from 2% to 12%, and are being repaid on a weekly or monthly basis.

NOTE 5 - LOANS RECEIVABLE

At December 31, 2019 and 2018, the Company’s loans receivable consists of the following:

	December 31,	December 31,
	2019	2018
Loans receivable, net	$137,389	$112,911
Less: current portion	(38,712)	(37,155)
Loans receivable, non-current	$98,677	$75,756

During August 2019, the company advanced money to a former franchisee and issued a loan receivable in the amount of $60,186. The loan is payable in 120 monthly payments consisting of principal and interest of 12%, with the payments commencing as of December 1, 2019.

Loans receivable includes loans to franchisees totaling, in the aggregate, $137,389 and $112,911, net of reserves for uncollectible loans of $55,000 at December 31, 2019 and December 31, 2018. The loans have original terms ranging up to 10 years, earn interest at rates ranging from 2% to 12%, and are being repaid on a weekly or monthly basis.